Accounts and transactions with related parties (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Directors [Member]
Statement [Line Items]
Audit's Committee	$ 71,380	$ 63,120	$ 47,386
Directors Committee	67,691	64,837	47,154
Attendance meetings fee	1,460,776	1,380,976	1,266,892
Dividend Participation	3,004,895	2,097,276	6,038,934
Chief Executive [Member]
Statement [Line Items]
Directors Committee	17,689	16,655	13,650
Attendance meetings fee	226,566	199,798	190,080
Dividend Participation	$ 28,064	$ 27,773	$ 18,541